(Emerging Markets Innovators Fund)
Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 13 of the prospectus and in the sections "How to Buy Shares" beginning on page 49 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Emerging Markets Innovators Fund)	Class A	Class C	Class R	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Emerging Markets Innovators Fund)		Class A	Class C	Class R	Class Y	Class I
Management Fees		1.15%	1.15%	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.39%	0.39%	0.39%	0.39%	0.20%
Total Annual Fund Operating Expenses		1.79%	2.54%	2.04%	1.54%	1.35%
Fee Waiver and/or Expense Reimbursement	[2]	(0.09%)	(0.04%)	(0.04%)	(0.09%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.70%	2.50%	2.00%	1.45%	1.25%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	After discussions with the Fund's Board of Trustees, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.70% for Class A shares, 2.50% for Class C shares, 2.00% for Class R shares, 1.45% for Class Y shares and 1.25% for Class I shares, as calculated on the daily net assets of the Fund. These fee waivers and/or expense reimbursements may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed	[1]
Expense Example (Emerging Markets Innovators Fund) (USD $)	1 Year	3 Years
Class A	739	1,102
Class C	356	797
Class I	205	642
Class R	149	481
Class Y	128	420

If shares are not redeemed	[1]
Expense Example, No Redemption (Emerging Markets Innovators Fund) (USD $)	1 Year	3 Years
Class A	739	1,102
Class C	256	797
Class I	205	642
Class R	149	481
Class Y	128	420

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

During the period from the Fund's commencement of operations on June 30, 2014 to the end of its fiscal year on August 31, 2014, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies. The Fund mainly invests in equity securities of issuers in emerging and developing markets throughout the world. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers that are economically tied to an emerging market country. For purposes of the 80% investment policy, the Fund considers an "emerging market country" to be one whose economy or markets are generally considered emerging or developing. The Fund typically invests in at least three emerging market countries. At times, the Fund may invest up to 100% of its total assets in securities of issuers in emerging and developing markets.

In general, countries may be considered emerging or developing markets if they are included in any one of the Morgan Stanley Capital Index ("MSCI") emerging markets indices, classified as an emerging or developing market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries and stock markets with similar characteristics. For purposes of the 80% investment policy discussed above, a determination that an issuer is economically tied to an emerging market country is based on factors including, but not limited to, geographic location of its primary trading markets, location of its assets, its domicile or its principal offices, or whether it receives revenues or profits from goods produced or sold from, or investments made or services performed in, an emerging or developing market. Such a determination can also be based, in whole or in part, on identification of an issuer's securities within an index or other listing indicating its location in an emerging or developing market country.

The Fund may also invest in securities of issuers in less-developed emerging market countries that are not included in standard emerging market benchmarks or classifications and are traditionally less accessible to investors or in the early stages of capital market or economic development (such countries are commonly referred to as "frontier" market countries). Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging and developing market countries. Investments in issuers in frontier market countries are not included in the 80% of the Fund's assets discussed in the investment policy above.

The Fund seeks its investment objective by focusing on investments in securities of companies in emerging or developing markets that the Sub-Adviser believes are innovative in either, or a combination of, their products, services, processes, business models, management, use of technology, or approach to servicing geographic and consumer markets. The Fund invests primarily in common stocks, but can also invest in other equity securities, including preferred stocks, convertible securities, rights and warrants. The Fund may buy securities of issuers of any size, any market capitalization range and any industry or sector. Although the Fund can invest in securities of companies of any size and any market capitalization range, because innovative companies generally tend to have smaller market capitalizations, the Fund anticipates that it will generally have greater exposure to small- and mid-sized companies.

In selecting investments for the Fund, the Sub-Adviser evaluates investment opportunities on a company-by-company basis. This approach includes fundamental analysis of a company's financial statements, management record, capital structure, operations, product development, and competitive position in its industry. The portfolio managers also look for newer or established businesses that are entering, or expected to enter, into a growth cycle and have the potential for accelerating earnings growth or cash flow. The portfolio managers consider the effect of worldwide trends on the growth of particular business sectors and looks for companies that may benefit from those trends and seeks a diverse mix of industries and countries to help reduce the risks of foreign investing, such as currency fluctuations and stock market volatility. The portfolio managers take a broad view that stretches across industries, sectors, companies and a company's operational functions, when considering whether a company is deemed to be innovative. The portfolio managers monitor individual issuers for changes in the factors above, which may trigger a decision to sell a security. These factors may vary in particular cases and may change over time.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

The Fund seeks to invest substantially in the securities of companies that the Sub-Adviser believes are positioned for competitive advantage, above-average earnings growth or otherwise benefitting from opportunities in the global economy as a result of the perceived innovative nature of each company with respect to either, or a combination of, its products, services, processes, business models, management, use of technology, or approach to servicing geographic and consumer markets. No assurance can be made that a perceived innovation will result in the competitive advantage or growth anticipated by the Sub-Adviser or that such competitive advantage or growth may not be significantly delayed.

Industry and Sector Focus . At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund's policy of not concentrating its investments in any one industry.

Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those securities. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company's assets, or other political and economic factors.

Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries and those countries are more likely to experience instability resulting from rapid changes or developments in social, political and economic conditions. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Frontier Market Risk. The risks associated with investments in frontier market countries include all the risks described above, however the risks are magnified for frontier market countries. As a result, investments in companies in frontier market countries are generally subject to a higher risk of loss than investments in companies in traditional emerging and developing market countries due to greater market volatility, lower trading volume, the potential for more social, political and economic instability, lower investor protection standards, greater risk of a market shutdown and more governmental limitations on foreign investments.

Regional Focus . At times, the Fund might increase the relative emphasis of its investments in a particular region of the world. Stocks of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Fund's holdings.

Globalization Risks . The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries. Those events might particularly affect companies in emerging and developing market countries.

Eurozone Investment Risks. Certain of the regions in which the Fund invests, including the European Union (EU), currently experience significant financial difficulties. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets.

Risks of Growth Investing. If a growth company's earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.

Risks of Small- and Mid-Sized Companies. The stock prices of small- and mid-sized companies may be more volatile and their securities may be more difficult to sell than those of larger companies. They may not have established markets, may have fewer customers and product lines, may have unseasoned management or less management depth and may have more limited access to financial resources. Smaller companies may not pay dividends or provide capital gains for some time, if at all.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation. Those investors should be willing to assume the risks of short-term share price fluctuations and losses that are typical for a growth fund focusing on stocks of issuers in emerging and developing markets. The Fund is not designed for investors needing current income. The Fund is not a complete investment program. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. Performance history will be available after the Fund has been in operation for a full calendar year. While the Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future, updated performance information, showing the variability of the Fund's returns, is available by calling the toll-free number on the back of the prospectus and on the Fund's website at: https://www.oppenheimerfunds.com/fund/EmergingMarketsInnovatorsFund

[1]	based on estimated amounts for the current fiscal year.